Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
The Netherlands	$ 1,750	$ 14,347	$ 11,393
Foreign	83,702	46,250	66,382
Provision for income tax current, total	85,452	60,597	77,775
Deferred:
The Netherlands	342	9,137	(5,535)
Foreign	(20,409)	(32,178)	16,266
Provision for income tax deferred, total	(20,067)	(23,041)	10,731
Total income tax expense	$ 65,385	$ 37,556	$ 88,506